PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant, and Equipment - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Property, Plant, and Equipment [Abstract]
Land	$ 812,340	$ 812,340
Buildings	871,767	871,767
Leasehold improvements	41,534	41,534
Furniture, fixtures and equipment	107,741	66,044
	1,833,382	1,791,685
Less: Accumulated depreciation	(118,579)	(66,417)
	$ 1,714,803	$ 1,725,268